Transactions and balances with related parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Parties [Member]
Transactions and balances with related parties (Details) - Schedule of balances with related parties [Line Items]
Other payables	$ 330	$ 207